NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Debt [Abstract]
Schedule of Notes Payable

	2022		2021
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canada[1]	5,971	4.9%	4,953	0.4%
U.S. (2022 – nil; 2021 – US$54)	—	—	68	0.3%
Mexico (2022 – US$215; 2021 – US$115)[2]	291	6.0%	145	1.7%
	6,262		5,166
1At December 31, 2022, Notes payable consisted of Canadian dollar-denominated notes of $2,810 million (2021 – $1,989 million) and U.S. dollar-denominated notes of US$2,336 million (2021 – US$2,341 million).
2The demand senior unsecured revolving credit facility for the Company's Mexico subsidiary can be drawn in either Mexican pesos or U.S. dollars, up to the total facility amount of MXN$5.0 billion or the U.S. dollar equivalent.

Schedule of Credit Facilities	These unsecured credit facilities included the following:

at December 31
(billions of Canadian $, unless otherwise noted)			2022			2021
Borrowers	Description	Matures	Total Facilities		Unused Capacity[1]	Total Facilities

Committed, syndicated, revolving, extendible, senior unsecured credit facilities[2]:
TCPL	Supports TCPL's Canadian dollar commercial paper program and for general corporate purposes	December 2027	3.0		1.7	3.0
TCPL / TCPL USA / Columbia / TransCanada American Investments Ltd.	Supports TCPL's and TCPL USA's U.S. dollar commercial paper programs and for general corporate purposes of the borrowers, guaranteed by TCPL	December 2023	US 3.0		US 0.6	US 4.5
TCPL / TCPL USA / Columbia / TransCanada American Investments Ltd.	Supports TCPL's and TCPL USA's U.S. dollar commercial paper programs and for general and corporate purposes of the borrowers, guaranteed by TCPL	December 2025	US 2.5		US 2.5	US 1.0

Demand senior unsecured revolving credit facilities[2]:
TCPL / TCPL USA	Supports the issuance of letters of credit and provides additional liquidity; TCPL USA facility guaranteed by TCPL	Demand	2.1	[3]	1.0	2.1	[3]
Mexico subsidiary	For Mexico general corporate purposes, guaranteed by TCPL	Demand	MXN 5.0	[3]	MXN 0.8	MXN 5.0	[3]
1Unused capacity is net of commercial paper outstanding and facility draws.
2Provisions of various trust indentures and credit arrangements with the Company's subsidiaries can restrict their ability to declare and pay dividends or make distributions under certain circumstances. If such restrictions apply, they may, in turn, have an impact on the Company's ability to declare and pay dividends on common and preferred shares. These trust indentures and credit arrangements also require the Company to comply with various affirmative and negative covenants and maintain certain financial ratios. At December 31, 2022, the Company was in compliance with all financial covenants.
3Or the U.S. dollar equivalent.